LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.84%
Brazil–2.46%
Banco do Brasil SA	510,500	$2,524,566
BB Seguridade Participacoes SA	184,000	1,301,054
BRF SA	187,700	651,274
Caixa Seguridade Participacoes SA	38,000	99,820
Vale SA	365,500	3,645,745
Vibra Energia SA	34,500	107,978
WEG SA	553,100	4,388,782
		12,719,219
Chile–0.43%
Banco de Chile	7,126,525	942,473
Cencosud SA	425,860	1,300,623
		2,243,096
China–28.71%
AAC Technologies Holdings, Inc.	137,000	835,862
Agricultural Bank of China Ltd. Class A	1,514,100	1,082,297
Alibaba Group Holding Ltd.	901,300	14,912,880
Aluminum Corp. of China Ltd. Class H	1,298,000	814,213
Anker Innovations Technology Co. Ltd. Class A	10,700	152,332
ANTA Sports Products Ltd.	308,000	3,386,460
Avary Holding Shenzhen Co. Ltd. Class A	20,100	101,071
Bank of Beijing Co. Ltd. Class A	130,000	108,319
Bank of China Ltd. Class A	676,800	522,797
Bank of Nanjing Co. Ltd. Class A	75,200	107,177
Bank of Shanghai Co. Ltd. Class A	81,700	111,099
Beijing Kingsoft Office Software, Inc. Class A	3,253	135,113
Beijing New Building Materials PLC Class A	36,800	147,830
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	946,200	726,797
BYD Co. Ltd. Class A	29,700	1,543,590
BYD Co. Ltd. Class H	134,000	6,785,293
China CITIC Bank Corp. Ltd. Class H	1,412,000	1,107,579
China Coal Energy Co. Ltd. Class H	658,000	671,687
China Communications Services Corp. Ltd. Class H	826,000	452,087
China Everbright Bank Co. Ltd. Class A	927,600	484,133
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Feihe Ltd.	1,054,000	$795,307
China Galaxy Securities Co. Ltd. Class H	1,154,000	1,158,007
China Hongqiao Group Ltd.	937,500	1,939,341
China Merchants Securities Co. Ltd. Class A	41,700	102,118
China National Chemical Engineering Co. Ltd. Class A	120,500	119,510
China Overseas Land & Investment Ltd.	550,500	985,371
China Petroleum & Chemical Corp. Class A	661,100	522,759
China Resources Land Ltd.	236,500	784,520
China Resources Mixc Lifestyle Services Ltd.	238,800	1,056,152
China Tower Corp. Ltd. Class H	943,800	1,271,345
China Yangtze Power Co. Ltd. Class A	483,200	1,853,054
Chongqing Rural Commercial Bank Co. Ltd. Class A	186,500	156,416
CITIC Securities Co. Ltd. Class A	219,675	802,340
Contemporary Amperex Technology Co. Ltd. Class A	19,340	676,904
COSCO SHIPPING Holdings Co. Ltd. Class H	95,500	150,682
CRRC Corp. Ltd. Class A	491,800	479,156
CSPC Pharmaceutical Group Ltd.	400,000	254,222
Eastroc Beverage Group Co. Ltd. Class A	7,410	254,580
ENN Natural Gas Co. Ltd. Class A	53,100	143,500
Eoptolink Technology, Inc. Ltd. Class A	14,600	202,140
Far East Horizon Ltd.	131,000	107,238
Focus Media Information Technology Co. Ltd. Class A	110,000	106,582
Fuyao Glass Industry Group Co. Ltd. Class A	12,500	100,882
Giant Biogene Holding Co. Ltd.	86,600	787,466
Great Wall Motor Co. Ltd. Class H	765,500	1,342,486
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	381,641
Guangdong Haid Group Co. Ltd. Class A	15,200	104,830
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–1

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guotai Junan Securities Co. Ltd. Class A	159,800	$379,165
Haidilao International Holding Ltd.	462,000	1,041,975
Haier Smart Home Co. Ltd. Class A	127,600	481,712
Hansoh Pharmaceutical Group Co. Ltd.	402,000	1,265,230
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,400	94,443
Huatai Securities Co. Ltd. Class A	79,100	180,571
Huaxia Bank Co. Ltd. Class A	100,800	108,947
Imeik Technology Development Co. Ltd. Class A	4,200	103,445
Industrial & Commercial Bank of China Ltd. Class A	1,242,400	1,181,055
Industrial Bank Co. Ltd. Class A	424,500	1,266,752
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	137,500	532,449
†Innovent Biologics, Inc.	81,000	487,365
JCET Group Co. Ltd. Class A	36,200	175,679
†JD Logistics, Inc.	684,800	1,106,641
JD.com, Inc. Class A	158,850	3,267,789
†Kuaishou Technology	586,300	4,111,464
Kunlun Energy Co. Ltd.	1,306,000	1,276,183
Kweichow Moutai Co. Ltd. Class A	500	107,694
Lenovo Group Ltd.	590,000	801,787
Lens Technology Co. Ltd. Class A	29,000	101,663
Li Ning Co. Ltd.	297,000	609,598
†Meituan Class B	311,100	6,260,099
Midea Group Co. Ltd. Class A	63,900	691,988
NAURA Technology Group Co. Ltd. Class A	1,800	103,751
NetEase, Inc.	283,800	5,829,992
New China Life Insurance Co. Ltd. Class H	280,700	1,073,231
Nongfu Spring Co. Ltd. Class H	648,800	2,814,549
†PDD Holdings, Inc. ADR	35,200	4,165,920
PetroChina Co. Ltd. Class H	7,076,000	5,736,921
Ping An Insurance Group Co. of China Ltd. Class H	507,000	3,026,258
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Poly Developments & Holdings Group Co. Ltd. Class A	138,900	$158,167
Pop Mart International Group Ltd.	157,400	3,181,168
Qifu Technology, Inc. ADR	12,400	556,884
Rockchip Electronics Co. Ltd. Class A	8,500	204,813
Satellite Chemical Co. Ltd. Class A	67,500	213,951
Seres Group Co. Ltd. Class A	22,800	397,748
Shaanxi Coal Industry Co. Ltd. Class A	193,400	528,726
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	16,300	133,138
Shandong Nanshan Aluminum Co. Ltd. Class A	246,500	129,777
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	348,036
Shanghai Pudong Development Bank Co. Ltd. Class A	579,700	833,380
Shanghai Rural Commercial Bank Co. Ltd. Class A	95,500	109,891
Shenergy Co. Ltd. Class A	99,900	122,785
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	335,632
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	125,004
Shenzhen Transsion Holdings Co. Ltd. Class A	7,770	97,345
Sieyuan Electric Co. Ltd. Class A	16,400	172,273
Sinotruk Hong Kong Ltd.	174,500	473,962
Suzhou TFC Optical Communication Co. Ltd. Class A	11,200	133,516
Tencent Holdings Ltd.	383,000	24,472,131
†Vipshop Holdings Ltd. ADR	109,357	1,714,718
Wuliangye Yibin Co. Ltd. Class A	65,700	1,190,913
WuXi AppTec Co. Ltd. Class H	103,900	927,856
†Wuxi Biologics Cayman, Inc.	186,500	652,272
†Xiaomi Corp. Class B	900,000	5,694,957
Xinyi Solar Holdings Ltd.	1,134,000	438,193
Yum China Holdings, Inc.	51,886	2,701,185
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–2

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yunnan Yuntianhua Co. Ltd. Class A	36,800	$116,034
Yutong Bus Co. Ltd. Class A	42,700	156,405
Zhejiang NHU Co. Ltd. Class A	60,100	185,554
Zijin Mining Group Co. Ltd. Class A	283,900	713,925
Zijin Mining Group Co. Ltd. Class H	944,000	2,154,108
ZTE Corp. Class A	26,700	126,508
		148,712,436
Colombia–0.13%
Bancolombia SA	60,294	677,623
		677,623
Czech Republic–0.10%
Moneta Money Bank AS	84,232	534,241
		534,241
Egypt–0.21%
Commercial International Bank - Egypt (CIB)	593,896	968,296
Eastern Co. SAE	176,878	116,298
		1,084,594
Greece–0.32%
Hellenic Telecommunications Organization SA	23,832	387,715
National Bank of Greece SA	41,713	428,725
OPAP SA	24,928	495,216
Public Power Corp. SA	22,184	333,113
		1,644,769
Hong Kong–2.29%
Bosideng International Holdings Ltd.	194,000	99,541
China Construction Bank Corp. Class H	8,371,000	7,418,084
Geely Automobile Holdings Ltd.	1,778,000	3,816,667
Guangdong Investment Ltd.	716,000	527,144
		11,861,436
Hungary–0.99%
OTP Bank Nyrt	72,645	4,887,691
Richter Gedeon Nyrt	8,692	239,415
		5,127,106
India–18.35%
ABB India Ltd.	17,823	1,150,274
Asian Paints Ltd.	56,761	1,550,822
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†Aurobindo Pharma Ltd.	77,635	$1,050,263
Bajaj Holdings & Investment Ltd.	6,400	931,122
Bharat Electronics Ltd.	327,951	1,147,155
Bharat Petroleum Corp. Ltd.	339,290	1,098,804
Bharti Airtel Ltd.	65,065	1,315,372
Britannia Industries Ltd.	23,068	1,329,088
BSE Ltd.	7,774	494,969
CG Power & Industrial Solutions Ltd.	184,119	1,367,672
Coal India Ltd.	523,098	2,425,150
Colgate-Palmolive India Ltd.	45,290	1,264,406
Cummins India Ltd.	46,483	1,649,968
Divi's Laboratories Ltd.	14,600	983,804
Dr. Reddy's Laboratories Ltd.	93,764	1,252,832
GAIL India Ltd.	262,446	559,163
Havells India Ltd.	9,745	173,726
HCL Technologies Ltd.	221,626	4,105,692
HDFC Asset Management Co. Ltd.	31,994	1,496,880
HDFC Bank Ltd.	512,393	10,922,275
Hero MotoCorp Ltd.	14,739	639,622
Hindalco Industries Ltd.	378,747	3,005,412
Hindustan Aeronautics Ltd.	4,080	198,248
ICICI Bank Ltd.	206,165	3,240,505
Indian Hotels Co. Ltd.	286,511	2,625,417
†Indus Towers Ltd.	269,253	1,047,001
Infosys Ltd.	135,896	2,490,097
Larsen & Toubro Ltd.	53,189	2,162,998
Lupin Ltd.	75,880	1,796,689
Muthoot Finance Ltd.	40,110	1,115,166
NMDC Ltd.	1,068,990	854,653
NTPC Ltd.	961,943	3,999,321
Oberoi Realty Ltd.	45,284	862,430
Oil & Natural Gas Corp. Ltd.	40,788	117,218
Oracle Financial Services Software Ltd.	5,450	496,647
Petronet LNG Ltd.	180,660	618,798
PI Industries Ltd.	23,561	942,139
Pidilite Industries Ltd.	48,209	1,604,268
Polycab India Ltd.	6,042	362,192
Power Finance Corp. Ltd.	464,054	2,232,831
Reliance Industries Ltd.	580,790	8,634,789
Shriram Finance Ltd.	471,795	3,603,019
Solar Industries India Ltd.	9,041	1,181,908
Supreme Industries Ltd.	21,152	843,384
†Suzlon Energy Ltd.	2,182,738	1,435,610
Tata Consultancy Services Ltd.	136,494	5,741,832
Tata Elxsi Ltd.	7,387	448,811
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–3

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tata Motors Ltd.	88,406	$693,161
Trent Ltd.	44,733	2,772,965
United Spirits Ltd.	7,205	117,888
Vedanta Ltd.	468,612	2,525,220
Wipro Ltd.	123,686	377,247
		95,056,923
Indonesia–1.04%
Astra International Tbk. PT	6,828,300	2,020,832
Bank Central Asia Tbk. PT	2,724,800	1,398,599
Indofood Sukses Makmur Tbk. PT	1,276,600	546,966
Sumber Alfaria Trijaya Tbk. PT	5,759,500	712,890
United Tractors Tbk. PT	515,800	731,198
		5,410,485
Malaysia–1.27%
CIMB Group Holdings Bhd.	2,192,100	3,473,210
RHB Bank Bhd.	377,600	582,036
Telekom Malaysia Bhd.	407,900	603,324
Tenaga Nasional Bhd.	631,800	1,908,420
		6,566,990
Mexico–2.10%
Cemex SAB de CV	4,973,900	2,792,646
Coca-Cola Femsa SAB de CV	47,200	433,148
Fibra Uno Administracion SA de CV	157,000	183,357
Gruma SAB de CV Class B	50,370	905,525
Grupo Aeroportuario del Centro Norte SAB de CV	94,100	924,240
Grupo Aeroportuario del Sureste SAB de CV Class B	50,260	1,373,250
Grupo Financiero Banorte SAB de CV Class O	70,700	490,853
†Grupo Financiero Inbursa SAB de CV Class O	44,900	100,948
Grupo Mexico SAB de CV	208,600	1,042,159
Kimberly-Clark de Mexico SAB de CV Class A	318,000	521,026
Prologis Property Mexico SA de CV	63,400	203,573
Promotora y Operadora de Infraestructura SAB de CV	60,515	609,689
Southern Copper Corp.	13,844	1,293,860
		10,874,274
Netherlands–0.29%
NEPI Rockcastle NV	204,250	1,476,259
		1,476,259
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines–0.37%
International Container Terminal Services, Inc.	275,750	$1,710,638
Metropolitan Bank & Trust Co.	84,220	107,612
PLDT, Inc.	5,240	116,287
		1,934,537
Poland–0.97%
Bank Polska Kasa Opieki SA	50,972	2,330,217
KGHM Polska Miedz SA	2,959	96,727
ORLEN SA	148,324	2,612,528
		5,039,472
Qatar–0.60%
Ooredoo QPSC	267,239	866,086
Qatar International Islamic Bank QSC	35,795	100,277
Qatar National Bank QPSC	487,157	2,147,091
		3,113,454
Republic of Korea–9.44%
†Alteogen, Inc.	391	95,577
DB Insurance Co. Ltd.	16,096	972,321
Hana Financial Group, Inc.	96,260	3,930,330
Hankook Tire & Technology Co. Ltd.	10,723	288,721
HD Hyundai Electric Co. Ltd.	7,879	1,607,941
Hyundai Mobis Co. Ltd.	18,143	3,228,628
KB Financial Group, Inc.	83,505	4,526,281
Korea Electric Power Corp.	84,536	1,247,590
Korea Investment Holdings Co. Ltd.	2,456	122,814
†Krafton, Inc.	9,399	2,149,456
LG Uplus Corp.	72,305	506,017
Meritz Financial Group, Inc.	31,788	2,657,407
Orion Corp.	5,381	432,139
Posco International Corp.	8,302	279,900
Samsung Electronics Co. Ltd.	321,915	12,762,469
Samsung Life Insurance Co. Ltd.	15,424	871,921
Shinhan Financial Group Co. Ltd.	120,166	3,845,654
SK Hynix, Inc.	32,790	4,371,103
†SK Square Co. Ltd.	31,412	2,012,162
SK Telecom Co. Ltd.	19,099	719,413
Woori Financial Group, Inc.	202,995	2,292,359
		48,920,203
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia–0.00%
=πSeverstal PAO	283,840	$0
=πSurgutneftegas PAO	11,590,970	0
		0
Saudi Arabia–3.92%
Ades Holding Co.	42,042	182,223
Al Rajhi Bank	193,742	5,259,181
Arab National Bank	299,734	1,839,590
Elm Co.	966	249,799
Etihad Etisalat Co.	108,069	1,757,407
Mouwasat Medical Services Co.	24,482	489,716
Nahdi Medical Co.	14,034	430,364
Riyad Bank	497,540	4,362,853
SABIC Agri-Nutrients Co.	75,860	2,141,095
SAL Saudi Logistics Services	1,924	100,906
Saudi Arabian Oil Co.	223,362	1,591,179
Saudi Aramco Base Oil Co.	18,396	514,569
Saudi National Bank	57,562	548,528
Yanbu National Petrochemical Co.	90,525	834,594
		20,302,004
South Africa–2.74%
Bid Corp. Ltd.	24,097	577,553
Capitec Bank Holdings Ltd.	20,456	3,479,169
Clicks Group Ltd.	62,376	1,152,366
FirstRand Ltd.	426,318	1,675,352
Harmony Gold Mining Co. Ltd.	174,461	2,554,929
Kumba Iron Ore Ltd.	20,436	347,808
OUTsurance Group Ltd.	282,553	1,074,117
†Sasol Ltd.	71,208	298,365
Shoprite Holdings Ltd.	78,778	1,174,862
Standard Bank Group Ltd.	84,231	1,100,590
Woolworths Holdings Ltd.	267,524	744,135
		14,179,246
Taiwan–17.43%
Accton Technology Corp.	49,000	868,133
ASE Technology Holding Co. Ltd.	518,000	2,276,464
Asustek Computer, Inc.	6,000	111,637
Cathay Financial Holding Co. Ltd.	2,519,000	4,700,543
Compal Electronics, Inc.	1,409,000	1,369,596
eMemory Technology, Inc.	10,000	703,076
Fubon Financial Holding Co. Ltd.	1,126,000	2,927,910
Hon Hai Precision Industry Co. Ltd.	1,412,000	6,369,232
International Games System Co. Ltd.	51,000	1,200,749
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Largan Precision Co. Ltd.	30,000	$2,160,725
MediaTek, Inc.	147,000	6,335,765
Novatek Microelectronics Corp.	194,000	3,225,086
Pegatron Corp.	661,000	1,689,341
†PharmaEssentia Corp.	24,000	378,504
Pou Chen Corp.	778,000	834,231
SinoPac Financial Holdings Co. Ltd.	157,875	107,095
Taiwan Semiconductor Manufacturing Co. Ltd.	1,757,000	49,482,360
Uni-President Enterprises Corp.	573,000	1,397,311
United Microelectronics Corp.	792,000	1,107,391
Voltronic Power Technology Corp.	22,000	1,028,770
Yang Ming Marine Transport Corp.	560,000	1,266,839
Zhen Ding Technology Holding Ltd.	231,000	732,697
		90,273,455
Thailand–1.19%
Advanced Info Service PCL	306,100	2,489,153
Bangkok Dusit Medical Services PCL Class F	1,918,200	1,233,612
Bumrungrad Hospital PCL	165,800	805,820
Kasikornbank PCL	87,300	417,115
Krung Thai Bank PCL	829,300	591,360
Krungthai Card PCL	76,200	102,733
TMBThanachart Bank PCL NVDR	9,148,800	530,112
		6,169,905
Turkey–0.48%
Akbank TAS	280,171	385,768
BIM Birlesik Magazalar AS	9,519	114,951
†Turk Hava Yollari AO	119,563	979,220
Turkcell Iletisim Hizmetleri AS	406,837	1,026,728
		2,506,667
United Arab Emirates–1.71%
Abu Dhabi Islamic Bank PJSC	258,257	1,127,809
Emaar Properties PJSC	1,189,480	4,307,735
Emirates NBD Bank PJSC	624,138	3,432,504
		8,868,048
United States–0.30%
†BeiGene Ltd.	74,200	1,569,407
		1,569,407
Total Common Stock (Cost $442,331,580)		506,865,849
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–1.94%
Brazil–1.94%
Cia Energetica de Minas Gerais 13.48%	481,740	$866,152
Gerdau SA 4.94%	282,362	803,575
Itau Unibanco Holding SA 7.61%	585,280	3,222,581
Itausa SA 9.59%	1,844,148	3,053,947
Petroleo Brasileiro SA 16.56%	324,100	2,114,492
Total Preferred Stocks (Cost $10,615,985)		10,060,747

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.33%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	1,688,935	$1,688,935
Total Money Market Fund (Cost $1,688,935)		1,688,935

TOTAL INVESTMENTS–100.11% (Cost $454,636,500)	518,615,531
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(569,076)
NET ASSETS APPLICABLE TO 64,589,192 SHARES OUTSTANDING–100.00%	$518,046,455

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PAO	2/4/2022	5,050,556	0
Total		$8,211,866	$0

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
93	E-mini MSCI Emerging Markets Index	$5,165,220	$5,334,673	6/20/25	$—	$(169,453)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–6